Long-Term Debt - Carrying Value of Long Term Debt Instruments (Parenthetical) (Detail)	Sep. 17, 2020
4.90% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points	4.90%